Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		73 Months Ended	76 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2016	Mar. 31, 2012
Commitments and Contingencies [Abstract]
Extended lease term	6 years	6 years
Deferred rent liability			$ 48		$ 44	$ 50	$ 52
Aggregate consideration paid to NU for agreement obligations			$ 3,419	$ 3,635
Accrued Northwestern University License Agreements fee (Note 11)						$ 1,500